RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Statement of Cash Flows (Details) - USD ($)		2 Months Ended	3 Months Ended			5 Months Ended	6 Months Ended		8 Months Ended	12 Months Ended
	Apr. 29, 2020	Jun. 30, 2020	Jun. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss			$ (261,726,000)		$ (117,285,000)		$ (1,009,678,000)	$ (246,868,000)		$ (719,380,000)	$ (277,357,000)
Loss on warrant liabilities					$ 57,000		6,976,000	$ 114,000		$ 1,205,000	$ 406,000
Churchill Capital Corp IV
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss		$ (1,000)	(588,819,915)	$ (54,303,650)		$ (54,304,650)	(1,460,618,073)		$ (63,467,875)
Loss on warrant liabilities			$ 587,379,256			51,980,500	1,399,753,658		58,778,500
Transaction costs attributable to Initial Public Offering						2,167,536			2,167,536
Initial classification of Class A common stock subject to possible redemption	$ 1,914,737,110					1,914,737,110			1,914,737,110
Change in value of Class A common stock subject to possible redemption						(52,136,115)	$ 216,562,230		(61,299,340)
As Previously Reported | Restatement of warrants as derivative liabilities | Churchill Capital Corp IV
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss				(155,614)		(156,614)			(2,521,839)
Initial classification of Class A common stock subject to possible redemption						1,998,159,110			1,998,159,110
Change in value of Class A common stock subject to possible redemption						(155,615)			(2,520,840)
As Adjustments | Restatement of warrants as derivative liabilities | Churchill Capital Corp IV
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss				$ (54,148,036)		(54,148,036)			(60,946,036)
Loss on warrant liabilities						51,980,500			58,778,500
Transaction costs attributable to Initial Public Offering						2,167,536			2,167,536
Initial classification of Class A common stock subject to possible redemption						(83,422,000)			(83,422,000)
Change in value of Class A common stock subject to possible redemption						$ (51,980,500)			$ (58,778,500)